Other long-term debt (Details Narrative)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Loan inetrest rate	5.00%	5.00%	4.20%
Sba loan [member]
IfrsStatementLineItems [Line Items]
Adminstration loan		$ 150,000
Borrowings maturity	July 2, 2050	July 2, 2050
Loan inetrest rate	3.75%	3.75%
Installment payment		$ 731
Initial fair value	$ 144,948
Discount rate	7.10%	7.10%
Effective interest rate	7.10%	7.10%